TRADE PAYABLES AND OTHER LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE PAYABLES AND OTHER LIABILITIES
Trade payables	€ 4,327	€ 1,464
Accrued liabilities	14,817	12,380
Sales tax payable		444
Other payables	405	69
Trade payables and other liabilities	€ 19,549	€ 14,357